Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
The following disclosure presents certain information regarding the Company's intangible assets as of June 30, 2022 and December 31, 2021. All intangible assets are being amortized over their estimated useful lives, as indicated below, with no estimated residual values.

	June 30, 2022			December 31, 2021
(Dollars in millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$957	$(913)	$44	$957	$(908)	$49
Patents and licenses	9	(6)	3	9	(6)	3
Total intangible assets	$966	$(919)	$47	$966	$(914)	$52
The following disclosure presents certain information regarding the Company's intangible assets as of December 31, 2021 and 2020. All intangible assets are being amortized over their estimated useful lives, as indicated below, with no estimated residual values.

	December 31, 2021			December 31, 2020
(Dollars in millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$957	$(908)	$49	$957	$(899)	$58
Patents and licenses	9	(6)	3	7	(5)	2
Total intangible assets	$966	$(914)	$52	$964	$(904)	$60